Inventories (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Inventories [Abstract]
Finished goods	€ 8,742,895		€ 10,106,216
Inventory in the statements of operations	0	€ 0
Provision for obsolescence	€ 90,345		€ 90,345